Consolidated Balance Sheets ¥ in Millions, $ in Millions		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents		¥ 70,767	$ 11,105	¥ 86,085
Restricted cash		5,926	930	4,434
Short-term investments		114,564	17,978	60,577
Accounts receivable, net		11,900	1,867	7,112
Advance to suppliers		3,959	621	3,768
Inventories, net		75,601	11,863	58,933
Prepayments and other current assets		11,455	1,797	7,076
Amount due from related parties		5,500	863	6,667
Assets held for sale				149
Total current assets		299,672	47,024	234,801
Non-current assets
Property, equipment and software, net		32,944	5,170	22,597
Construction in progress		5,817	913	7,906
Intangible assets, net		5,837	916	6,463
Land use rights, net		14,328	2,248	11,125
Operating lease right-of-use assets		19,987	3,136	15,484
Goodwill		12,433	1,951	10,904
Investment in equity investees		63,222	9,921	58,501
Investment securities		19,088	2,995	39,085
Deferred tax assets		1,111	174	533
Other non-current assets		21,804	3,423	13,316
Amount due from related parties		264	41	243
Assets held for sale				1,330
Total non-current assets		196,835	30,888	187,487
Total assets		496,507	77,912	422,288
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB22,032 million and RMB22,458 million as of December 31, 2020 and 2021, respectively. Note 1)
Short-term debts		4,368	685
Accounts payable		140,484	22,045	106,818
Advance from customers		29,106	4,567	21,000
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB492 million and RMB492 million as of December 31, 2020 and 2021, respectively)		3,458	543	3,417
Taxes payable		2,568	403	3,029
Amount due to related parties		519	81	585
Accrued expenses and other current liabilities		34,468	5,409	30,035
Operating lease liabilities		6,665	1,046	5,513
Unsecured senior notes				3,260
Liabilities held for sale				360
Total current liabilities		221,636	34,779	174,017
Non-current liabilities
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB1,121 million and RMB629 million as of December 31, 2020 and 2021, respectively)		1,297	204	1,618
Unsecured senior notes		9,386	1,473	9,594
Deferred tax liabilities		1,897	298	1,922
Long-term borrowings				2,936
Operating lease liabilities		13,721	2,153	10,250
Other non-current liabilities		1,786	280	332
Total non-current liabilities		28,087	4,408	26,652
Total liabilities		249,723	39,187	200,669
Commitments and contingencies
MEZZANINE EQUITY
Convertible redeemable non-controlling interests		1,212	190	17,133
JD.com, Inc. shareholders' equity
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,685,542,982 Class A ordinary shares issued and 2,667,590,268 outstanding, 444,250,851 Class B ordinary shares issued and 435,908,771 outstanding as of December 31, 2020; 2,731,123,330 Class A ordinary shares issued and 2,690,342,230 outstanding, 428,185,501 Class B ordinary shares issued and 420,449,419 outstanding as of December 31, 2021.)	[1]
Additional paid-in capital		182,578	28,650	153,358
Statutory reserves		1,586	249	1,533
Treasury stock		(2,968)	(466)	(1,218)
Retained earnings		33,805	5,305	37,418
Accumulated other comprehensive loss		(6,090)	(956)	(3,548)
Total JD.com, Inc. shareholders' equity		208,911	32,782	187,543
Non-controlling interests		36,661	5,753	16,943
Total shareholders' equity		245,572	38,535	204,486
Total liabilities, mezzanine equity and shareholders' equity		¥ 496,507	$ 77,912	¥ 422,288

[1]	Absolute value is less than RMB1 million.